Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Rental expenses	$ 10,300,000	$ 8,600,000	$ 8,300,000
Annual rental commitments under various noncancellable operating leases for its district, corporate and other operating locations
2012	6,579,000
2013	5,720,000
2014	5,205,000
2015	4,397,000
2016	3,668,000
Thereafter	10,778,000
Total	$ 36,347,000